Carrying Values and Estimated Fair Values of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012		Oct. 31, 2011
Carrying Amount
Assets
Finance receivables	$ 618		$ 958
Notes receivable	27		47
Manufacturing Operations | Carrying Amount | Line of Credit
Liabilities
Debt	991
Manufacturing Operations | Carrying Amount | Notes Payable to Banks
Liabilities
Debt	872		967
Manufacturing Operations | Carrying Amount | Convertible Subordinated Debt
Liabilities
Debt	520	[1]	497	[1]
Manufacturing Operations | Carrying Amount | Debt Of Majority Owned Dealerships
Liabilities
Debt	60		94
Manufacturing Operations | Carrying Amount | Financing Arrangements
Liabilities
Debt	136		114
Manufacturing Operations | Carrying Amount | Tax Exempt Bond
Liabilities
Debt	225		225
Manufacturing Operations | Carrying Amount | Promissory Note
Liabilities
Debt	30		40
Manufacturing Operations | Carrying Amount | Notes Payable, Other Payables
Liabilities
Debt	67		39
Financial Services Operations | Carrying Amount | Line of Credit
Liabilities
Debt	763		1,072
Financial Services Operations | Carrying Amount | Secured Debt
Liabilities
Debt	994		1,664
Financial Services Operations | Carrying Amount | Commercial Paper
Liabilities
Debt	31		70
Financial Services Operations | Carrying Amount | Borrowings Secured By Operating And Finance Leases
Liabilities
Debt	78		70
Fair Value, Inputs, Level 1
Assets
Finance receivables	0		0
Notes receivable	0		0
Fair Value, Inputs, Level 1 | Manufacturing Operations | Line of Credit
Liabilities
Debt	0
Fair Value, Inputs, Level 1 | Manufacturing Operations | Notes Payable to Banks
Liabilities
Debt	899		1,131
Fair Value, Inputs, Level 1 | Manufacturing Operations | Convertible Subordinated Debt
Liabilities
Debt	514	[1]	633	[1]
Fair Value, Inputs, Level 1 | Manufacturing Operations | Debt Of Majority Owned Dealerships
Liabilities
Debt	0		0
Fair Value, Inputs, Level 1 | Manufacturing Operations | Financing Arrangements
Liabilities
Debt	0		0
Fair Value, Inputs, Level 1 | Manufacturing Operations | Tax Exempt Bond
Liabilities
Debt	0		0
Fair Value, Inputs, Level 1 | Manufacturing Operations | Promissory Note
Liabilities
Debt	0		0
Fair Value, Inputs, Level 1 | Manufacturing Operations | Notes Payable, Other Payables
Liabilities
Debt	0		0
Fair Value, Inputs, Level 1 | Financial Services Operations | Line of Credit
Liabilities
Debt	0		0
Fair Value, Inputs, Level 1 | Financial Services Operations | Secured Debt
Liabilities
Debt	0		0
Fair Value, Inputs, Level 1 | Financial Services Operations | Commercial Paper
Liabilities
Debt	31		70
Fair Value, Inputs, Level 1 | Financial Services Operations | Borrowings Secured By Operating And Finance Leases
Liabilities
Debt	0		0
Fair Value, Inputs, Level 2
Assets
Finance receivables	0		0
Notes receivable	0		0
Fair Value, Inputs, Level 2 | Manufacturing Operations | Line of Credit
Liabilities
Debt	0
Fair Value, Inputs, Level 2 | Manufacturing Operations | Notes Payable to Banks
Liabilities
Debt	0		0
Fair Value, Inputs, Level 2 | Manufacturing Operations | Convertible Subordinated Debt
Liabilities
Debt	0	[1]	0	[1]
Fair Value, Inputs, Level 2 | Manufacturing Operations | Debt Of Majority Owned Dealerships
Liabilities
Debt	0		0
Fair Value, Inputs, Level 2 | Manufacturing Operations | Financing Arrangements
Liabilities
Debt	0		0
Fair Value, Inputs, Level 2 | Manufacturing Operations | Tax Exempt Bond
Liabilities
Debt	234		234
Fair Value, Inputs, Level 2 | Manufacturing Operations | Promissory Note
Liabilities
Debt	0		0
Fair Value, Inputs, Level 2 | Manufacturing Operations | Notes Payable, Other Payables
Liabilities
Debt	0		0
Fair Value, Inputs, Level 2 | Financial Services Operations | Line of Credit
Liabilities
Debt	0		0
Fair Value, Inputs, Level 2 | Financial Services Operations | Secured Debt
Liabilities
Debt	0		0
Fair Value, Inputs, Level 2 | Financial Services Operations | Commercial Paper
Liabilities
Debt	0		0
Fair Value, Inputs, Level 2 | Financial Services Operations | Borrowings Secured By Operating And Finance Leases
Liabilities
Debt	0		0
Fair Value, Inputs, Level 3
Assets
Finance receivables	613		954
Notes receivable	27		47
Fair Value, Inputs, Level 3 | Manufacturing Operations | Line of Credit
Liabilities
Debt	1,047
Fair Value, Inputs, Level 3 | Manufacturing Operations | Notes Payable to Banks
Liabilities
Debt	0		0
Fair Value, Inputs, Level 3 | Manufacturing Operations | Convertible Subordinated Debt
Liabilities
Debt	0	[1]	0	[1]
Fair Value, Inputs, Level 3 | Manufacturing Operations | Debt Of Majority Owned Dealerships
Liabilities
Debt	60		88
Fair Value, Inputs, Level 3 | Manufacturing Operations | Financing Arrangements
Liabilities
Debt	102		112
Fair Value, Inputs, Level 3 | Manufacturing Operations | Tax Exempt Bond
Liabilities
Debt	0		0
Fair Value, Inputs, Level 3 | Manufacturing Operations | Promissory Note
Liabilities
Debt	29		39
Fair Value, Inputs, Level 3 | Manufacturing Operations | Notes Payable, Other Payables
Liabilities
Debt	67		26
Fair Value, Inputs, Level 3 | Financial Services Operations | Line of Credit
Liabilities
Debt	734		1,091
Fair Value, Inputs, Level 3 | Financial Services Operations | Secured Debt
Liabilities
Debt	994		1,695
Fair Value, Inputs, Level 3 | Financial Services Operations | Commercial Paper
Liabilities
Debt	0		0
Fair Value, Inputs, Level 3 | Financial Services Operations | Borrowings Secured By Operating And Finance Leases
Liabilities
Debt	79		70
Estimate of Fair Value
Assets
Finance receivables	613		954
Notes receivable	27		47
Estimate of Fair Value | Manufacturing Operations | Line of Credit
Liabilities
Debt	1,047
Estimate of Fair Value | Manufacturing Operations | Notes Payable to Banks
Liabilities
Debt	899		1,131
Estimate of Fair Value | Manufacturing Operations | Convertible Subordinated Debt
Liabilities
Debt	514	[1]	633	[1]
Estimate of Fair Value | Manufacturing Operations | Debt Of Majority Owned Dealerships
Liabilities
Debt	60		88
Estimate of Fair Value | Manufacturing Operations | Financing Arrangements
Liabilities
Debt	102		112
Estimate of Fair Value | Manufacturing Operations | Tax Exempt Bond
Liabilities
Debt	234		234
Estimate of Fair Value | Manufacturing Operations | Promissory Note
Liabilities
Debt	29		39
Estimate of Fair Value | Manufacturing Operations | Notes Payable, Other Payables
Liabilities
Debt	67		26
Estimate of Fair Value | Financial Services Operations | Line of Credit
Liabilities
Debt	734		1,091
Estimate of Fair Value | Financial Services Operations | Secured Debt
Liabilities
Debt	994		1,695
Estimate of Fair Value | Financial Services Operations | Commercial Paper
Liabilities
Debt	31		70
Estimate of Fair Value | Financial Services Operations | Borrowings Secured By Operating And Finance Leases
Liabilities
Debt	$ 79		$ 70

[1]	The carrying value represents the consolidated financial statement amount of the debt which excludes the allocation of the conversion feature to equity, while the fair value is based on quoted market prices for the convertible note which includes the equity feature.